Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,344)
Accounts payable	4,344
Net Cash Provided by (Used in) Operating Activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Net Cash Provided by Financing Activates
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period
Supplemental cash flow information
Cash paid for interest
Cash paid for taxes
Non-cash transactions:
Forgiveness of debt, shareholder		$ 5,019